INCOME TAXES	12 Months Ended
Dec. 31, 2019
Income Taxes
INCOME TAXES

Taxation in the Company and its subsidiaries’ operational jurisdictions is calculated at the rate prevailing in the respective jurisdictions. The reconciliation of income taxes calculated at the applicable Canadian federal and provincial statutory rates to the actual income tax expense (recovery) is as follows:

	Year ended December 31, 2019	Year ended December 31, 2018
Net loss before income tax	$6,443	$11,645
Combined Canadian statutory income tax rate	27.00%	27.00%
Income tax recovery computed at statutory income tax rate	1,740	3,144
Tax effect of:
Permanent differences	(678)	(599)
Difference in tax rates in foreign jurisdictions	(17)	128
Changes in estimate and others	124	(539)
Flow-through share premium liability	430	-
Changes in unrecognized deferred tax assets	(2,115)	(2,134)
Income tax expense	$(516)	$-

Deferred tax assets and liabilities are offset if they relate to the same taxable entity and same taxation authority. No deferred tax asset has been recognized in respect to the losses and temporary differences below, as it is not considered probable that sufficient future taxable profit will allow the deferred tax asset to be recovered.

Recognized deferred income tax assets (liabilities) are comprised of:

	December 31, 2019	December 31, 2018
Non-capital loss carryforwards	$1,162	$64
Property and equipment	-	4
Mineral properties	(1,978)	(68)
Mineral property investments	(130)	-
Total	$(946)	$-

Deferred tax assets have not been recognized in respect of the following items:

	December 31, 2019	December 31, 2018
Non-capital loss carryforwards	$26,403	$24,172
Net capital loss carryforwards	763	1,580
Investment tax credits	3,857	3,857
Undeducted financing costs	41	77
Marketable securities	83	830
Property and equipment	304	261
Environmental reclamation provision	624	-
Mineral properties	2,242	1,417
Total	$34,317	$32,194

As at December 31, 2019, the Company and its subsidiaries had unrecognized Canadian non-capital loss carryforwards of approximately $99,214 (2018 - $87,300) which expire between the years 2026 and 2039, unrecognized Canadian net capital loss carryforwards of approximately $2,827 (2018 - $5,900) which can be carried forward indefinitely, unrecognized Canadian investment tax credits of approximately $5,282 (2018 - $5,282) which expire between the years 2024 and 2033, and unrecognized Mexican non-capital loss carryforwards of approximately $1,900 (2018 - $1,603) which expire between the years 2019 and 2029.